W. John McGuire

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

March 8, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Nushares ETF Trust (File Nos. 333-212032 and 811-23161)

              Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information for the Trust’s Nuveen ESG Large-Cap ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen ESG International Developed Markets Equity ETF, and Nuveen ESG Emerging Markets Equity ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 62, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001193125-21-056171 on February 25, 2021.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001